Indebtedness - Schedule of Indebtedness (Details) - CAD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Telesat GEO Financing
Borrowings before deferred financing costs		$ 4,020,334	$ 3,660,787
Deferred financing costs, prepayment options, warrants and loss on repayment		(226,167)	(167,180)
Total		3,794,167	3,493,607
Less: current indebtedness		(2,742,738)	(2,341,145)
Long-term indebtedness		1,051,429	1,152,462
Term Loan B – U.S. Facility [Member] | Telesat GEO Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[1]	1,874,625	1,812,296
2027 Senior Unsecured Notes [Member] | Telesat GEO Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[2]	302,424	292,369
2026 Senior Secured Notes [Member] | Telesat GEO Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[3]	549,452	531,183
2027 Senior Secured Notes [Member] | Telesat GEO Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[4]	319,403	308,783
Government Of Canada Telesat Lightspeed Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[5]	820,976	603,376
Government Of Quebec Telesat Lightspeed Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[5]	$ 153,454	$ 112,780

[1]	On December 6, 2019, Telesat GEO entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three and six months ended June 30, 2026 and June 30, 2025, there were no repurchases of debt.
[2]	On October 11, 2019, Telesat GEO issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”). During the three and six months ended June 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). There were no repurchases of debt during the three and six months ended June 30, 2026.
[3]	On April 27, 2021, Telesat GEO issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three and six months ended June 30, 2026 and June 30, 2025, there were no repurchases of debt.
[4]	On December 6, 2019, Telesat GEO issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three and six months ended June 30, 2026 and June 30, 2025, there were no repurchases of debt.
[5]	on September 12, 2025, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). Two advances were received during the six months ended June 30, 2026, totaling $193.8 million from the Government of Canada and $36.2 million from the Government of Quebec; of which $84.3 million and $15.7 million were received from the Government of Canada and Government of Quebec, respectively, during the three months ended June 30, 2026. The debt balances include $54.4 million of interest that was added to the principal balance of the loan.